Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life	12 Months Ended
Dec. 31, 2020
Land and Buildings [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life [Line Items]
Depreciation percentage for right-of-use asset on straight-line basis	10.00%
Mainly %	10.00%
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life [Line Items]
Mainly %	33.00%
Vehicles [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life [Line Items]
Depreciation percentage for right-of-use asset on straight-line basis	20.00%
Vehicles [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life [Line Items]
Depreciation percentage for right-of-use asset on straight-line basis	33.00%
Office equipment (i.e. printing and photocopying machines) [Member]
Significant Accounting Policies (Details) - Schedule for depreciation of right-of-use asset useful life [Line Items]
Depreciation percentage for right-of-use asset on straight-line basis	20.00%
Mainly %	20.00%